Organization	6 Months Ended
Jun. 30, 2026
Organization [Abstract]
ORGANIZATION

1. ORGANIZATION

(a) Nature of operations

U POWER LIMITED (the “Company”) was incorporated in the Cayman Islands on June 17, 2021, under the Companies Act (As Revised) of the Cayman Islands as an exempted company with limited liability. Anhui Yousheng New Energy Technology Group Co., Ltd. (“AHYS”, formerly known as “Shanghai Yousheng New Energy Technology Group Co. Ltd.”) was incorporated in the People’s Republic of China (the “PRC” or “China”) on May 16, 2013. AHYS, together with its subsidiaries (collectively, the “Operating Entities”) are principally engaged in the provision of: 1) new energy vehicles development and sales; 2) battery swapping stations manufacturing and sales; 3) battery swapping services; and 4) sourcing services (collectively, “Principal Business”).

(b) Reorganization

In preparation of its initial public offering (“IPO”) in the United States, the following transactions were undertaken to reorganize the legal structure of the Operating Entities. The Company was incorporated in connection with a group reorganization (the “Reorganization”) of the Operating Entities. On June 30, 2021, and January 5, 2022, the Company incorporated two wholly-owned subsidiaries, Youcang Limited (“Youcang”) and U Robur Limited (“U Robur BVI”) in British Virgin Islands, respectively. On July 19, 2021, Youcang incorporated a wholly-owned subsidiary, Energy U Limited (“Energy U”) in Hong Kong. On January 24, 2022, U Robur BVI incorporated a wholly-owned subsidiary, U Robur Limited, in Hong Kong (“U Robur HK”). On January 27, 2022, Energy U incorporated a wholly-owned subsidiary, Shandong Yousheng New Energy Technology Development Co, Ltd. (“WFOE”) in the PRC.

On July 8, 2022, the Company, through WFOE, entered into an equity purchase agreement with AHYS and its then shareholders, through which the Company has become the ultimate primary beneficiary of AHYS. As all the entities involved in the process of the Reorganization are under common ownership of AHYS’s shareholders before and after the Reorganization, the Reorganization is accounted for in a manner similar to a pooling of interests with the assets and liabilities of the parties to the Reorganization carried over at their historical amounts. Therefore, the accompanying consolidated financial statements were prepared as if the corporate structure of the Company had been in existence since the beginning of the periods presented. The Company and its subsidiaries hereinafter are collectively referred to as the “Group”.

As of the date of this report, the details of the Company’s principal subsidiaries are as follows:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
Subsidiaries:
Youcang Limited (“Youcang”)	June 30, 2021	British Virgin Islands	100%	Investment holding
Energy U Limited (“Energy U”)	July 19, 2021	Hong Kong	100%	Investment holding
Shandong Yousheng New Energy Technology Development Co, Ltd. (“WFOE”)(1)	January 27, 2022	PRC	100%	Provision of technical and consultation services
Anhui Yousheng New Energy Co., Ltd (“AHYS”)(1)	May 16, 2013	PRC	100%	Dormant Company
Youpin Automobile Service Group Co. Ltd. (“Youpin”)(1)	July 18, 2013	PRC	54.37%	Provision of new energy vehicles sales, battery swapping stations sales, battery swapping services and sourcing services
Shanghai Youchuangneng Digital Technology Co., Ltd. (“SY Digital Tech) (1)	November 13, 2015	PRC	100%	Provision of new energy vehicles sales, battery swapping stations sales, battery swapping services and sourcing services
Youguan Financial Leasing Co., Ltd. (“Youguan Financial Leasing”)(1)	February 27, 2017	PRC	100%	Dormant Company
Youpin Automobile Service (Shandong) Co., Ltd. (“Youpin SD”)(1)	June 30, 2020	PRC	86.96%	Provision of new energy vehicles sales and sourcing services
Chengdu Youyineng Automobile Service Co., Ltd. (“CD Youyineng”)(1)	October 29, 2020	PRC	100%	Provision of battery swapping stations manufacturing
Shanghai Youteng Automobile Service Co., Ltd. (“SH Youteng”)(1)	November 3, 2020	PRC	70%	Dormant Company
Liaoning Youguan New Energy Technology Co. Ltd. (“LY New Energy”)(1)	November 8, 2019	PRC	100%	Provision of new energy vehicles sales and sourcing services
Shanghai Youxu New Energy Technology Co., Ltd. (“SH Youxu”)(1)	March 22, 2021	PRC	70%	Provision of battery swapping stations sales and battery swapping services and two-wheeled vehicle battery-swapping services
Quanzhou Youyi Power Exchange Network Technology Co., Ltd. (“QZ Youyi”)(1)	June 29, 2021	PRC	100%	Provision of battery swapping services
Youxu New Energy Technology (Zibo) Co., Ltd. (“Youxu Zibo”)(1)	July 29, 2021	PRC	100%	Provision of batter swapping stations manufacturing
Wuhu Youxu New Energy Technology Co., Ltd. (“WH Youxu”) (1)	November 12, 2021	PRC	100%	Provision of batter swapping stations manufacturing
Henan Youxu New Energy Technology Co., Ltd. (“HN Youxu”) (1)	December 1, 2022	PRC	80%	Dormant Company
Youxu New Energy Technology (Nanyang) Co., Ltd. (“NY Youxu”) (1)	March 14, 2023	PRC	70%	Provision of batter swapping stations manufacturing
U SWAP CO LTD(“U SWAP”)	June 13, 2024	Thailand	85%	Provision of new energy vehicles sales, battery swapping stations sales, battery swapping services and sourcing services
Greendrive Tech Co., Ltd (“Greendrive”)	March 5, 2025	Thailand	70.0%	Provision of new energy vehicles sales, battery swapping stations sales, battery swapping services and sourcing services
Shanghai Younengke New Energy Technology Co., Ltd (“SH Younengke”)	July 11, 2025	PRC	70%	Provision of new energy vehicles sales, battery swapping stations sales, battery swapping services and sourcing services
Youxu New Energy Technology (Jilin) Co., Ltd.	January 22, 2026	PRC	70%	Provision of new energy vehicles sales, battery swapping stations sales, battery swapping services and sourcing services
U Robur Limited	October 24, 2023	Hong Kong	76%	Provision of battery swapping stations and supporting facilities trading
Hydro Data Ltd.(HK)	May 20, 2026	Hong Kong	61.24%	Provision of battery swapping stations and supporting facilities trading
Power Swap Co LTD (TH)	March 5, 2026	Thailand	99%	Provision of battery swapping stations and supporting facilities trading

(1)	Collectively, the “PRC subsidiaries”.

(c) Initial Public Offering

In April 2023, the Company, in connection with its IPO in the United States, issued 2,416,667 ordinary shares with a par value of US$0.0000001 each (not giving effect to the 1-for-100 share consolidation effected on March 31, 2024, the 1-for-10 share consolidation effected on April 1, 2026 and the 1-for-20 share consolidation effected on September 9, 2026) with net proceeds from the IPO of approximately US$13,000,000.

(d) Consolidations of Ordinary Shares

On March 25, 2024, the Company’s shareholders adopted an ordinary resolution to effect that every 100 ordinary shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one ordinary share with a par value of US$0.00001 each, which became effective on March 31, 2024. During fiscal year 2025, the Company issued an aggregate of 159,329,600 ordinary shares with a par value of US$0.0000001 each on a pre-consolidation basis, equivalent to 1,593,296 ordinary shares with a par value of US$0.00001 each on a post-consolidation basis.

On April 1, 2026, the Company effected a 1-for-10 consolidation of all of its authorized Class A and Class B ordinary shares, whether issued or unissued (the “April 2026 Share Consolidation”), pursuant to which every ten Class A ordinary shares with a par value of US$0.00001 each were consolidated into one Class A ordinary share with a par value of US$0.0001, and every ten Class B ordinary shares with a par value of US$0.00001 each were consolidated into one Class B ordinary share with a par value of US$0.0001, without any action on the part of the shareholders. Immediately following the April 2026 Share Consolidation, the Company’s authorized share capital consisted of 500,000,000 ordinary shares with a par value of US$0.0001 each, comprising (i) 399,941,181.2 Class A ordinary shares and (ii) 100,058,818.8 Class B ordinary shares.

On September 9, 2026, subsequent to June 30, 2026 but before the issuance of these unaudited condensed consolidated financial statements, the Company effected a further 1-for-20 consolidation of all of its authorized Class A and Class B ordinary shares, whether issued or unissued (the “September 2026 Share Consolidation”), pursuant to which every twenty Class A ordinary shares with a par value of US$0.0001 each were consolidated into one Class A ordinary share with a par value of US$0.002, and every twenty Class B ordinary shares with a par value of US$0.0001 each were consolidated into one Class B ordinary share with a par value of US$0.002. Immediately following the September 2026 Share Consolidation, the Company’s authorized share capital was US$50,000 divided into (i) 19,997,059.06 Class A ordinary shares with a par value of US$0.002 each and (ii) 5,002,940.94 Class B ordinary shares with a par value of US$0.002 each.

During the six months ended June 30, 2026, the Company issued an aggregate of 25,245,498 ordinary shares on a basis giving effect to the April 2026 Share Consolidation but before giving effect to the September 2026 Share Consolidation. Such shares were equivalent to approximately 1,262,275 ordinary shares after giving effect to the September 2026 Share Consolidation.